Prospectus supplement dated January 24, 2022
to the following prospectus(es):
Monument Advisor Select, Monument Advisor, Monument Advisor Select NY, Monument Advisor NY, Nationwide Advisory Retirement Income Annuity, Nationwide Advisory Retirement Income Annuity - New York, Nationwide Destination Freedom+ Variable Annuity, Nationwide Destination Future, Nationwide Destination Future NY, Nationwide Destination Architect 2.0, Nationwide Destination B (2.0), Nationwide Destination B NY (2.0), Nationwide Destination Navigator (2.0), Nationwide Destination Navigator NY (2.0), Nationwide Destination All American Gold (2.0), Nationwide Destination All American Gold NY (2.0), BOA IV, Nationwide Protector IVUL - Series H, Nationwide Accumulator IVUL - Series H, Nationwide Marathon VUL Ultra, Nationwide Protector IVUL, Nationwide Accumulator IVUL, Nationwide Innovator Corporate VUL, NEA Valuebuilder, M&T All American (M&T Variable Annuity Portfolio), BOA All American Annuity, America's Future Horizon Annuity, NEA Valuebuilder Future, NEA Valuebuilder Select, Key Future, BOA V, BOA America's Future Annuity, Nationwide Destination B, Nationwide Destination L, Nationwide Heritage Annuity (Wells Fargo Venue), Wells Fargo Gold Variable Annuity, Compass All American Gold, Key All American Gold, M&T All American Gold (Variable Annuity Portfolio II), America's Horizon Annuity (1st Tennessee Achiever), BOA Future Venue Annuity, BOA Elite Venue Annuity, BOA America's FUTURE Annuity II, Nationwide Destination All American Gold (formerly, BOA All American Gold), BOA Achiever Annuity, BOA America's VISION Annuity, BOA FPVUL (both BOA FPVUL & Nationwide Life and Annuity Insurance Company FPVUL), BOA TNG (BOA Next Generation FPVUL), BOA ChoiceLife FPVUL, NLIC Options Plus, NLIC Options Premier, Nationwide YourLife Survivorship VUL, Nationwide YourLife Accumulation VUL - Nationwide Life and Annuity Insurance Company, Nationwide YourLife Protection VUL - Nationwide Life and Annuity Insurance Company, Marathon Performance VUL, BAE Future Corporate FPVUL, BOA CVUL Future (Nationwide Life Insurance Company) (FUTURE Corporate VUL), Nationwide YourLife Survivorship VUL - New York, Nationwide YourLife Accumulation VUL - New York, Nationwide YourLife Protection VUL - New York, BOA The Next Generation II FPVUL, America's marketFlex Edge Annuity, America's marketFLEX II Annuity, America's marketFLEX Advisor Annuity, Nationwide Destination EV (2.0), Nationwide Destination EV NY (2.0), Nationwide Destination L (2.0), Nationwide Destination L NY (2.0) and Nationwide Destination C (formerly, BOA Exclusive Venue Annuity) prospectuses dated May 1, 2021
Nationwide O Series prospectus dated December 21, 2021
Next Generation Corporate Variable Universal Life and Future Executive VUL prospectuses dated May 1, 2019
The One Investor Annuity, America's marketFLEX Annuity and BOA America's Exclusive Annuity II prospectuses dated May 1, 2016
BOA Advisor Variable Annuity (No Load Wrap VA) and BOA America's Income Annuity (IVA) prospectuses dated May 1, 2014
Key Choice, BOA Choice Annuity, Nationwide Destination Navigator, Nationwide Destination Navigator (New York), Nationwide Destination EV, Nationwide Income Architect Annuity and BOA Choice Venue Annuity II prospectuses dated May 1, 2013
Schwab Income Choice Variable Annuity prospectus dated May 1, 2012
Schwab Custom Solutions Variable Annuity prospectus dated May 1, 2010
Marathon VUL - Nationwide Life and Annuity Insurance Company, BOA Protection Survivorship Life, BOA ChoiceLife Protection Survivorship Life, BOA ChoiceLife Survivorship II (BOA ChoiceLife Survivorship FPVUL), Next Generation Survivorship Life (BOA Next Generation Survivorship Life), BOA Last Survivorship II and BOA ChoiceLife Survivorship prospectuses dated May 1, 2009
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Nationwide Enterprise The Best of America Annuity (NEBA), BOA CVUL Future (Nationwide Life and Annuity Insurance Company) (BOA COLI Future Nationwide Life and Annuity Insurance Company), BOA CVUL (Nationwide Life and Annuity Insurance Company) (Old CVUL - COLI Nationwide Life and Annuity Insurance Company), Nationwide Options Select - Nationwide Life and Annuity Insurance Company, BOA MSPVL, BOA Protection FPVUL, BOA ChoiceLife Protection FPVUL, BOA MSPVL II (BOA MSPVL Future), Nationwide Options Select - New York, Nationwide Life and Annuity Insurance Company Market Street VIP/2, NLIC Survivor Options Premier, NLIC Survivor Options Elite, Nationwide Life and Annuity Insurance Company Survivor Options Premier and Nationwide Life and Annuity Insurance Company Options Premier prospectuses dated May 1, 2008
BOA Exclusive, America's Vision Plus Annuity and America's Vision Annuity (Vision N.Y.) prospectuses dated May 1, 2004
ElitePRO Classic and ElitePRO LTD prospectuses dated May 1, 2003
BOA Last Survivor FPVUL (BOA Survivorship Life Insurance), BOA Multiple Pay (BOA Life Planning Series Multiple Pay or BOA 5-pay), BOA SPVL and Multi-Flex FPVUL (Multi-Flex Flexible Premium Variable Universal Life) prospectuses dated May 1, 2002
Nationwide Life and Annuity Insurance Company Survivor Options VL prospectus dated May 1, 2000
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
•	At a meeting of the Board of Trustees (the "Board") of Nationwide Variable Insurance Trust held on December 8, 2021, the Board approved the appointment of Victory Capital Management Inc. as an additional subadviser to the NVIT Multi-Manager Mid Cap Value Fund. This change is anticipated to take effect on or about January 21, 2022.
Accordingly, Appendix A is amended to add the following:
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc., Thompson, Siegel & Walmsley LLC and Victory Capital Management Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
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